Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Computers, software and peripheral equipment [Member]
Statement Line Items [Line Items]
Useful life of the assets at annual rates	33.00%
Computers, software and peripheral equipment [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life of the assets at annual rates	20.00%
Computers, software and peripheral equipment [Member] | Top of range [member]
Statement Line Items [Line Items]
Useful life of the assets at annual rates	33.00%
Office furniture and equipment [Member]
Statement Line Items [Line Items]
Useful life of the assets at annual rates	7.00%
Office furniture and equipment [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life of the assets at annual rates	6.00%
Office furniture and equipment [Member] | Top of range [member]
Statement Line Items [Line Items]
Useful life of the assets at annual rates	33.00%
Motor vehicles [Member]
Statement Line Items [Line Items]
Useful life of the assets at annual rates	15.00%
Buildings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life of the assets at annual rates	2.00%
Buildings [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life of the assets at annual rates	4.00%